Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Revenue	€ 4,881,454	€ 4,724,522
Inter-segment eliminations
Revenue
Revenue	(342,713)	(360,690)
Care Delivery
Revenue
Revenue	3,857,235	3,788,154
Care Delivery | Segments
Revenue
Revenue	3,857,235	3,788,154
Care Delivery | United States
Revenue
Revenue	3,301,676	3,101,758
Care Delivery | International
Revenue
Revenue	555,559	686,396
Care Enablement
Revenue
Revenue	1,024,219	936,368
Care Enablement | Segments
Revenue
Revenue	1,366,932	1,297,058
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (342,713)	€ (360,690)